CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands		Issued Capital Stock Face Value [Member]	Adjustment To Capital Stock [Member]	Statutory Reserve Legal And Other [Member]	Voluntary Reserve [Member]	Other Equity Accounts [Member]	Voluntary Reserve For Future Dividends Distribution [Member]	Unappropriated Retained Earnings [Member]	Other Accumulated Comprehensive Income Loss [Member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2021		$ 1,514,022	$ 539,501,105	$ 83,396,505	$ 1,097,171,241	$ (39,202,486)		$ (9,689,449)	$ 1,672,690,938	$ 2,247,136	$ 1,674,938,074
IfrsStatementLineItems [Line Items]
Net income for the year								129,119,775	129,119,774	254,192	129,373,967
Other comprehensive (loss) income for the year								(1,035,224)	(1,035,224)		(1,035,224)
Total comprehensive income for the year								128,084,551	128,084,550	254,192	128,338,743
Decrease in voluntary reserve due to loss absorption					(9,689,443)			9,689,443
Dividends distribution					(29,588,620)				(29,588,620)		(29,588,620)
Dividends distributed by a subsidiary	[1]									(1,158,570)	(1,158,570)
Acquisition of treasury shares (Notes 13.3.10)						(193,472)			(193,472)		(193,472)
Ending balance at Dec. 31, 2022	[2]	1,514,022	539,501,105	83,396,505	1,057,893,178	(39,395,958)		128,084,545	1,770,993,397	1,342,758	1,772,336,155
IfrsStatementLineItems [Line Items]
Net income for the year								322,385,647	322,385,647	(4,535,962)	317,849,685
Other comprehensive (loss) income for the year								(1,635,335)	(1,635,335)		(1,635,335)
Total comprehensive income for the year								320,750,312	320,750,312	(4,535,962)	316,214,350
Increase in legal reserve				6,455,993				(6,455,993)
Increase in voluntary reserve for future dividends distribution					(303,764,732)		425,393,287	(121,628,555)
Dividends distribution							(265,727,474)		(265,727,474)		(265,727,474)
Business combination	[3]									41,693,318	41,693,318
Dividends distributed by a subsidiary	[4]									(10,579,665)	(10,579,665)
Transaction between related parties (Note 18)						(6,049,578)			(6,049,578)	19,445,506	13,395,928
Dividends collected by a subsidiary	[5]							1,583,063	1,583,063		1,583,063
Acquisition of treasury shares (Notes 13.3.10)						(3,614,397)			(3,614,397)		(3,614,397)
Ending balance at Dec. 31, 2023	[6]	1,514,022	539,501,105	89,852,498	754,128,446	(49,059,933)	159,665,813	322,333,372	1,817,935,323	47,365,955	1,865,301,278
IfrsStatementLineItems [Line Items]
Net income for the year								49,598,138	49,598,138	11,655,941	61,254,079
Other comprehensive (loss) income for the year								889,924	889,924	160,464	1,050,388
Total comprehensive income for the year								50,488,062	50,488,062	11,816,405	62,304,467
Increase in legal reserve				16,119,282				(16,119,282)
Increase in voluntary reserve for future dividends distribution							306,214,090	(306,214,090)
Dividends distribution							(76,977,287)	422,496	(76,554,791)		(76,554,791)
Transaction between related parties (Note 18)						8,182,080			8,182,080	3,993,679	12,175,759
Dividends distributed by a subsidiary	[7]									(119,732)	(119,732)
Ending balance at Dec. 31, 2024	[6]	$ 1,514,022	$ 539,501,105	$ 105,971,780	$ 754,128,446	$ (40,877,853)	$ 388,902,616	$ 50,910,558	$ 1,800,050,674	$ 63,056,307	$ 1,863,106,981

[1]	Distribution of dividends approved by the Shareholders’ Meeting of the subsidiary Central Vuelta de Obligado S.A. held on May 4, 2022.
[2]	8,977,630 common shares are held by subsidiaries
[3]	Corresponds to the incorporation of the non-controlling interest resulting from the business combination with Central Costanera S.A. as described in Note 2.2.20.
[4]	Distribution of dividends approved by the Shareholders’ Meeting of the subsidiary Central Vuelta de Obligado S.A. held on May 24, 2023.
[5]	Dividend collection by the subsidiary Proener S.A.U. in relation to the dividends distribution decided by the Company’s Shareholders Meeting of the Company.
[6]	11,403,875 common shares are held by the Company and subsidiaries.
[7]	Distribution of dividends approved by the Shareholders’ Meeting of the subsidiary Central Vuelta de Obligado S.A. held on May 20, 2024.